PREPAYMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
PREPAYMENTS
Schedule of Prepayments
	March 31, 2022	December 31, 2021
Office furniture and renovation	$1,124,480	$1,895,591
Office rental	28,658	173,611
Ycloud system marketing and promotion service	2,319,258	-
Block chain software and others	616,052	691,456
	$4,088,448	$2,760,658

	December 31, 2021	December 31, 2020
Office furniture and renovation	$1,895,591	$-
Office Rental	173,611	-
Block chain software and annual fee	630,291	-
Software licenses fee	61,165	61,707

	$2,760,658	$61,707